Financial Instruments and Risk Management - Summary of Currency and Interest Rate Profile of Loans and Borrowings (Detail) - GBP (£) £ in Millions	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Mar. 31, 2016
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	100.00%	100.00%	100.00%
Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 14,219	£ 12,138	£ 14,756
Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	13,710	11,497	14,169
Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 509	£ 641	£ 587
Fixed Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	84.00%	79.00%	77.00%
fixed interest rate – Sterling	4.40%	4.90%	6.00%
Fixed Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 11,990	£ 9,633	£ 11,417
Fixed Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 11,990	£ 9,633	£ 11,417
Floating Interest Rate [Member]
Disclosure of credit risk exposure [Line Items]
Ratio of fixed to floating	16.00%	21.00%	23.00%
Floating Interest Rate [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 2,229	£ 2,505	£ 3,339
Floating Interest Rate [Member] | Sterling [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	1,720	1,864	2,752
Floating Interest Rate [Member] | Euros [Member] | Principal Repayment at Hedged Rates [Member]
Disclosure of credit risk exposure [Line Items]
Principal repayments of loans and borrowings at hedged rate	£ 509	£ 641	£ 587